EQUITY - Capital Market Act (Details) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 05, 2019 ARS ($) Vote $ / shares shares	Sep. 30, 2019 ARS ($) Vote $ / shares shares	Jun. 28, 2019 ARS ($) Vote $ / shares shares	Jun. 30, 2019 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 Vote $ / shares shares
Equity
Reduction in nominal value of shares	$ 3,784,720		$ 3,672,960
Nominal value (in pesos per share) | $ / shares		$ 1		$ 1	$ 1	$ 1
Number of vote per share | Vote		1		1	1	1
Outstanding shares | shares		2,157,472,731		2,165,236,424	2,153,688,011	2,153,688,011
Decrease in its treasury shares	15
Decrease in the inflation adjustment	954
Decrease in the treasury shares acquisition cost	2,761
Offsetting entry in Retained earnings	$ 1,792
Class "B"
Equity
Reduction in nominal value of shares		$ 7,763,693
Number of shares cancelled | shares	3,784,720	7,763,693	3,672,960
Nominal value (in pesos per share) | $ / shares	$ 1	$ 1	$ 1
Number of vote per share | Vote	1	1	1